Allianz AGIC International Managed Volatility Fund (Prospectus Summary): | Allianz AGIC International Managed Volatility Fund
Allianz AGIC International Managed Volatility Fund (the “Fund”)

ALLIANZ FUNDS

Supplement Dated February 1, 2012
to the Statutory Prospectus for Institutional, Class P, Administrative and Class D Shares of
Allianz Funds
Dated November 1, 2011 (as supplemented thereafter)

Disclosure Related to
Allianz AGIC International Managed Volatility Fund (the “Fund”)

Please retain this Supplement for future reference.

Effective February 1, 2012, in the subsection entitled “Fees and Expenses of the Fund,” the following will be inserted as the penultimate sentence of the footnote to the Annual Fund Operating Expenses table:
Advisory fees also have been reduced.
In addition, the following disclosure will be added as the last sentence of the first paragraph of the subsection entitled “Principal Investment Strategies”:

Effective February 1, 2012, the Fund changed its name from “Allianz AGIC International Fund” to “Allianz AGIC International Managed Volatility Fund” in connection with a change in the Fund’s investment strategy.